CASH AND CASH EQUIVALENTS - Additional information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash And Cash Equivalents And Adjusted Net Debt [Abstract]
Restricted cash and cash equivalents	£ 49	£ 38